Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued Expenses and Other Current Liabilities
Amounts due to third-parties	¥ 19,803	$ 2,764	¥ 22,627
Income tax payables	16,054	2,241	15,178
Other tax payables	1,256	175	1,256
Salary and welfare payables	9,390	1,311	7,685
Deposits received from ride-hailing drivers	1,889	264	2,342
Purchase consideration payable	15,765	2,201	15,725
Others	11,388	1,590	9,456
Total	¥ 75,545	$ 10,546	¥ 74,269